Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Parties [Abstract]
RELATED PARTIES

NOTE 6 — RELATED PARTIES

Capital Contributions from Global Graphene Group (“G3”)

G3, a significant shareholder of the Company, infused capital resources into the business to cover operating expenses incurred prior to the close of the merger. The capital contributions from G3 included allocations for payroll, rent and facility costs, and professional services. The total capital contribution from G3 amounted to $487,273 and $812,855 for the period ended March 31, 2024 and 2023, respectively.

Other Receivable

As of December 31, 2023, the Company held an other receivable balance of $187,500 from Nubia. This balance originated from cash advances made by Global Graphene Group (“G3”) on behalf of the Battery Group, in connection with Nubia’s funding requirements for extensions of time in closing the Merger. Pursuant to the Merger Agreement, the Battery Group was responsible for funding 50% of this additional trust funding requirement. As of March 31, 2024, following the elimination of an intercompany amount upon the closing of the Merger, the Company no longer had a balance related to the trust funding requirement. During the first quarter, the Company advanced $302,500 to G3 for transaction costs incurred during the Merger. The outstanding balance of other receivables amounted to $302,500 as of March 31, 2024.

Shared Services Agreement

Effective February 2, 2024, the Company entered into a shared services agreement (the “SSA”) with G3, under which G3 agreed to provide certain services, including employees, office space and use of equipment, and the Company agreed to pay for such services on a monthly basis. The SSA is subject to typical conditions and may be terminated by either party upon written notice. The management and board continues to monitor the SSA and all other related party transactions to uphold transparency and protect shareholder interests. Expenses incurred related to the SSA were $31,252 for the period of February 2, 2024 to March 31, 2024. Amounts outstanding as of March 31, 2024 were $31,252.

Due to Related Party

During the merger closing process, G3 incurred certain transaction expenses that were due to be reimbursed by the Company after the Closing Date, as per the Business Combination Agreement. These expenses included legal, advisory and audit fees directly associated with facilitating the merger. The total amount due to G3 was $879,985 as of the Closing Date.

Additionally, at the time of the merger close, the Company had an outstanding payable related to the monthly administrative services support fees due to Mach FM Corp, an affiliate of Mach FM Acquisitions LLC, the sponsor of Nubia. This fee covered office space, utilities, and secretarial and administrative support provided by Mach FM to support Nubia’s operating activities. The outstanding balance payable to Mach FM amounted to $88,979 as of the Closing Date.

During the three months ended March 31, 2024, the Company repaid $241,106 due to related parties. Amounts outstanding as of March 31, 2024 to G3 and Mach FM were 669,985 and $87,873, respectively.

Contingent Consideration

At closing, the G3 Tax Lien has not been settled by G3 and as of March 31, 2024, the 200,000 holdback shares have not been issued. The contingent consideration represents a potential obligation that would become released only upon G3 settling its Federal Tax Lien. See Notes 3 and 7 for further discussion regarding HBC Holdback Shares related to the federal tax lien.

As of the Closing Date of the Merger, the Company recorded a fair value of $906,000 for the 200,000 holdback shares, which was accounted for as an equity transaction.

NOTE 5 — RELATED PARTIES

Founder Shares

On August 17, 2021, the Sponsor received 2,875,000 of the Company’s Class B common stock (the “Founder Shares”) for $25,000 paid for Company deferred offering costs. On March 10, 2022, the Company effectuated a 1.1-for-1 share split, resulting in an aggregate of 3,162,500 Founder Shares outstanding (see Note 7). All share amounts have been adjusted to reflect the share split. The Founder Shares include an aggregate of up to 412,500 shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares equals, on an as-converted basis, approximately 20% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering. During the year ended December 31, 2022, as a result of the partial exercise of the over-allotment option, the remaining 75,000 shares subject to forfeiture expired.

The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Sponsor

On July 27, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) March 31, 2022 or (ii) the consummation of the Initial Public Offering (the “Original Maturity Date”). On May 20, 2022, the Company and the Sponsor amended and restated the Promissory Note (the “Amended Note”) (i) to extend the Original Maturity Date to a new maturity date which shall be upon the earlier of the closing of the Company’s initial business combination or the Company’s liquidation, and (ii) to permit the holder of the Amended Note, in its sole discretion, to convert any or all of the unpaid principal under the Amended Note into warrants, at a price of $1.00 per warrant, upon consummation of the Company’s initial business combination. On May 17, 2023, the Sponsor issued an unsecured promissory note to the Company (the “Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $1,000,000. The Promissory Note is non-interest bearing and payable on the earlier of the closing of the Company’s initial business combination or the Company’s liquidation, and to permits the holder of the Note, in its sole discretion, to convert any or all of the unpaid principal under the Amended Note into warrants, at a price of $1.00 per warrant, upon consummation of the Company’s initial business combination.

As of December 31, 2023 and December 31, 2022, there was $1,297,500, and $125,341, respectively, outstanding under the Promissory Note.

On January 29, 2024, the Promissory Notes with the Sponsor was amended such that the Promissory Note any or all of the unpaid principal upon consummation of the Company’s initial business combination was convertible into common shares at a conversion price of $1.00 per share.

Convertible Note — Related party

At various dates in the third and fourth quarters of 2023, the Company issued Convertible notes to related parties of $905,000 to meet our working capital requirements. As of December 31, 2023 and December 31, 2022, there was $905,000 and $0 in Convertible Notes from Related Parties outstanding. The convertible notes with related parties bear similar conditions to the promissory note — sponsor.

Advances from Target

On June 15, 2023, Honeycomb Battery Company advanced to the Company $62,500. On July 14, 2023, Honeycomb Battery Company advanced an additional $62,500. On August 15, 2023, Honeycomb Battery Company advanced an additional $62,500. As of December 31, 2023 and December 31, 2022, there was $187,500 and $0 advances outstanding.

Advances from Related Parties

From time to time, affiliates of the Sponsor advance funds to the Company or pay expenses on behalf of the Company for formation and operating costs. These advances are due on demand and are non-interest bearing. During the year ended December 31, 2023 and 2022, the related parties paid $332,500 and $2,841 of expenses on behalf of the Company, respectively. As of December 31, 2023 and December 31, 2022, there was $332,500 and $0 outstanding balances due to related parties, respectively. In January 2024, the advances from related parties were converted into convertible notes — related party.

Letter Agreement between Nubia and Mach FM Acquisitions LLC

On December 13, 2023, Nubia and the Sponsor entered into an agreement (the “Agreement”) wherein Nubia shall make a cash payment to the Sponsor in the amount of $7,250,000. In consideration for such payment, the Sponsor agreed to assume certain fees and expenses accrued by Nubia in connection with the transactions contemplated by the

Merger Agreement. The payment is due at closing of the Merger Agreement and relates to the deferred underwriting commission of $4,322,500, which is included in the balance sheet as of December 31, 2023, and costs that have not been incurred as of December 31, 2023 related to the merger.

General and Administrative Services

Commencing on the date of the Initial Public Offering, the Company has agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. During the year ended December 31, 2023 and December 31, 2022, the Company recorded $125,000 and $95,000, respectively, of expenses related to the agreement, respectively. As of December 31, 2023 and December 31, 2022, there was an outstanding balance of $79,481 and $0, respectively.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into Warrants at a price of $1.00 per Warrant. Such Units would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2023 and December 31, 2022, there were no amounts outstanding under the Working Capital Loans.